Benefit plans and stock-based compensation	12 Months Ended
Mar. 28, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Benefit plans and stock-based compensation
8.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)
The Company can issue stock options, stock appreciation rights, deferred share units and restricted stock units to executive management, key employees and directors under the following stock-based compensation plans. The Company’s stock trades on the NYSE American and is valued in USD, as such all prices in this note will be denominated in USD.

The Company has a Long-Term Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provided for the grant of units and performance units or share awards. As of March 28, 2020, there were 96,000 cash-based stock appreciation rights that were exercisable under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $1.11. The Company has not made any grants under this incentive plan in the past three years.
As of March 28, 2020, there were stock options to purchase 560,000 Class A voting shares outstanding under the Long-Term Incentive Plan. During fiscal 2020, 2019 and 2018 no stock options were issued under the Long-Term Incentive Plan. As of March 28, 2020, 100% of the outstanding stock options were fully vested, accordingly unrecognized compensation relating to these options are nil. Total compensation cost for options recognized in expenses was ($26,000), $10,000 and $50,000 during fiscal 2020, 2019, and 2018, respectively. This plan expired in February 2016 and no further awards will be granted under this plan. However, the Long-Term Incentive Plan will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms.

On August 15, 2016, the Board of Directors adopted the Company’s Omnibus Long-Term Incentive Plan (the “Omnibus LTIP”), and same was approved by the Company’s shareholders on September 21, 2016. Further to the Omnibus LTIP, the Company’s directors, officers, senior executives and other employees of the Company or one of its subsidiaries, consultants and service providers providing ongoing services to the Company and its affiliates may from time-to-time
be granted various types of compensation awards, as same are further described below. The Omnibus LTIP is meant to replace the Company’s former equity awards plans. A total of 1,000,000 shares of the Company’s Class A voting shares are reserved for issuance under the Omnibus LTIP. In no event shall the Company issue Class A voting shares, or awards requiring the Company to issue Class A voting shares, pursuant to the Omnibus LTIP if such issuance, when combined with the Class A voting shares issuable upon the exercise of awards granted under the Company’s former plan or any other equity awards plan of the Company, would exceed 1,796,088 Class A voting shares, unless such issuance of Class A voting shares or awards is approved by the shareholders of the Company. This limit shall not restrict however, the Company’s ability to issue awards under the Omnibus LTIP that are payable other than in shares. As of March 28, 2020, there were stock options to purchase 142,000 Class A voting shares outstanding under the Omnibus LTIP, all of which were granted during fiscal 2017, with a three year vesting period, with an average exercise price of $1.43 and an expiration date of 10 years after the grant date. The weighted-average grant-date fair value of the options granted during fiscal 2017 was $1.34. The fair value of the issued options in fiscal 2017 was calculated as of the date of their grant, using the Black-Scholes option pricing model with the following weighted-average assumptions: Dividend yield – 0%; Expected volatility – 114.63%; Risk-free interest rate –2.2%; and expected term in years – 10 years. As of March 28, 2020, 100% of the outstanding stock options were fully vested, accordingly unrecognized compensation relating to these options are nil. Total compensation cost for options recognized in expenses was $21,000, $68,000, and $179,000 during fiscal 2020, 2019, and 2018, respectively.
The Company has outstanding employee stock options issued under the Birks Employee Stock Option Plan (the “Birks ESOP”). Effective November 15, 2005, no awards are permitted to be granted under the Birks ESOP. However, the Birks ESOP will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms. In March 2010, the Company offered employees who held options under this plan the right to amend their current options. The amended options terms would be consistent with the original grant except that the new options would have a lower exercise price, be exercisable for a lesser number of the Company’s Class A voting shares, have a new ten-year
term and be subject to different terms in the event of a change in control or if the Company had a going-private transaction. The amended options have an exercise price of $1.05 per share. As of March 28, 2020, March 30, 2019, and March 31, 2018 there were 2,818, 3,060, and 5,666, Class A voting shares underlying options granted under the Birks ESOP, respectively. No compensation expense was required to be recorded related to the amended option transaction and no compensation expense was required to be recorded for the outstanding option under this plan for the years ended March 28, 2020, March 30, 2019, and March 31, 2018.
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 25, 2017	874,162	$1.13
Equity cash-out payment (a)	(60,000)	1.08
Forfeited	(496)	1.05

Outstanding March 31, 2018	813,666	1.13
Equity cash-out payment (b)	(51,400)	1.00
Forfeited	(21,206)	1.11

Outstanding March 30, 2019	741,060	1.14
Exercised	(10,000)	0.78
Forfeited	(26,242)	1.43

Outstanding March 28, 2020	704,818	$1.13

(a)
In connection with the Aurum Transaction, the Company offered an equity cash-out
payment of $54,000 (USD$42,000) to a former senior executive for 35,000 options under the Long-term incentive plan and 25,000 options under the Omnibus LTIP.

(b)
In connection with its restructuring initiative, the Company offered an equity cash-out
payment of $20,000 (USD$16,000) to a former senior executive for 35,000 options under the Long-term incentive plan, 14,000 options under the Omnibus LTIP and 2,400 options under the Birks ESOP.

A summary of the status of Birks’ stock options at March 28, 2020 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.78	165,000	5.5	$0.78	165,000	$0.78
$0.84	100,000	3.1	0.84	100,000	0.84
$0.89	25,000	2.6	0.89	25,000	0.89
$1.04	150,000	1.8	1.04	150,000	1.04
$1.05	2,818	0.0	1.05	2,818	1.05
$1.25	30,000	0.5	1.25	30,000	1.25
$1.43	142,000	6.6	1.43	142,000	1.43
$1.66	40,000	3.5	1.66	40,000	1.66
$1.94	50,000	4.8	1.94	50,000	1.94

	704,818	4.2	$1.13	704,818	$1.13

(ii)
Under plans approved by the former Board of Directors of Mayors, the Company had outstanding stock options issued to employees and members of the Company’s Board of Directors. During fiscal 2019, the remaining 41 options were settled in cash for an average of $0.78 per option and no options remain outstanding. No further awards will be granted under these plans. No compensation expense was required to be recorded related to the options outstanding under this program for the years ended March 28, 2020, March 30, 2019, and March 31, 2018, respectively.

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 25, 2017	$627	$1.05
Settled in cash	(586)	1.05

Outstanding March 31, 2018	41	1.05
Settled in cash	(41)	0.78

Outstanding March 30, 2019	$0	$0.00

(b)
As of March 28, 2020, the Company had outstanding warrants exercisable into 382,693 shares of the Company’s Class A voting shares. These warrants have a weighted average exercise price of $3.42 per share and expire on August 20, 2022. As of November 1, 2005, these awards were fully vested and no additional compensation expense will be recognized.

(c)	Restricted stock units and deferred share unit plans:
On November 15, 2016, the Company issued 121,500 cash settled restricted stock units (RSU) to members of senior management under the Omnibus LTIP. These units vest after three years and expire one month following the vesting date. Compensation expense is based on the fair value of the RSU and the liability is re-measured
at each reporting period. During fiscal 2020, all of the units were exercised. At March 28, 2020, there were no outstanding RSU’s (March 30, 2019 – 102,000 RSU outstanding).
On October 7, 2019, June 20, 2019, September 14, 2018, September 7, 2017 and November 15, 2016, the Company also issued 157,890, 86,954, 133,588, 74,466 and 55,944 of cash settled deferred share units (DSU) to members of the board of directors. During fiscal 2020, 36,715 DSU’s were exercised following the retirement of a board member. At March 28, 2020, 465,134 DSU’s are outstanding (March 30, 2019 –257,005 DSU’s outstanding). These units vest immediately upon the date the member ceases being a director and expire on December 31 of the following year. Compensation expense is based on the fair value of the DSU and the liability is re-measured
at each reporting period.

As at March 28, 2020, the Company has recognized a liability of $123,000 in relation to these units (March 30, 2019 - $272,000). Total compensation cost for options recognized in expenses was $48,000 during fiscal 2020, $146,000 during fiscal 2019 and $81,000 during fiscal 2018.
A summary of the status of Birks’ restricted stock units and deferred share units at March 28, 2020 is presented below:

DSU
Outstanding March 25, 2017	55,944
Grants of new units	74,466

Outstanding March 31, 2018	130,410
Grants of new units	133,588
Forfeited	(6,993)

Outstanding March 30, 2019	257,005
Grants of new units	244,844
Forfeited	(36,715)

Outstanding March 28, 2020	465,134

RSU
Outstanding March 25, 2017	121,500
Settled in cash	(9,500)

Outstanding March 31, 2018	112,000
Settled in cash	(5,500)
Forfeited	(4,500)

Outstanding March 30, 2019	102,000
Settled in cash	(102,000)

Outstanding March 28, 2020	0